Income Taxes - Schedule of Components of Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Expected income tax benefit from NOL carry-forwards	$ 372,744	$ 588,248
Less valuation allowance	(372,744)	(588,248)
Deferred tax assets, net of valuation allowance